Quarterly Data - Schedule of Selected Quarterly Data (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	2 Months Ended	8 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended						2 Months Ended	3 Months Ended						2 Months Ended	3 Months Ended		2 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Sep. 30, 2013 Successor [Member] Operating Income (Loss) [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] Operating Income (Loss) [Member]	Jun. 30, 2013 Predecessor [Member] Operating Income (Loss) [Member]	Mar. 31, 2013 Predecessor [Member] Operating Income (Loss) [Member]	Dec. 31, 2012 Predecessor [Member] Operating Income (Loss) [Member]	Sep. 30, 2012 Predecessor [Member] Operating Income (Loss) [Member]	Jun. 30, 2012 Predecessor [Member] Operating Income (Loss) [Member]	Mar. 31, 2012 Predecessor [Member] Operating Income (Loss) [Member]	Aug. 30, 2013 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Jun. 30, 2013 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Mar. 31, 2013 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Dec. 31, 2012 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Sep. 30, 2012 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Jun. 30, 2012 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Mar. 31, 2012 Predecessor [Member] Operating Income (Loss) [Member] Lafarge S.A. [Member]	Aug. 30, 2013 Newark, New Jersey facility [Member] Predecessor [Member] Operating Income (Loss) [Member]	Jun. 30, 2012 Newark, New Jersey facility [Member] Predecessor [Member] Operating Income (Loss) [Member]	Jun. 30, 2012 Newark, New Jersey facility [Member] Predecessor [Member] Depreciation and Amortization [Member]	Aug. 30, 2013 Co-generation Power Plant [Member] Predecessor [Member] Operating Income (Loss) [Member]
Selected Quarterly Financial Data [Line Items]
Lease termination costs				$ (2,075)																		$ (2,556)			$ (1,195)
Acquisition closing costs				3,296
Inventory set-up impacting margin				1,500
Pension expense								1,961	2,817	2,858	3,985	2,647	2,647	2,647
Master Brands Agreement															744	1,140	1,120	1,062	853	834	853
Special bonus													444	460
Write-off of spare part													1,205
Depreciation	$ 2,800	$ 11,700	$ 26,400		$ 16,100	$ 34,800	$ 25,900																$ 10,100	$ 10,100